Subsequent Events (Details) € in Millions		1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 18, 2024 USD ($)	Apr. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 16, 2024 USD ($)	Mar. 27, 2024 USD ($)	Mar. 31, 2019 EUR (€)
Subsequent Events [Line Items]
Acquisitions loaned				$ 4,800,000
Term loan			$ 8,471,000
Term loan			7,250,000				€ 7
Accrued interest			900,000
Borrowings			10,000,000
Interest rate				2.75%
Interest rate				8.88%
Proceeds of term loans				$ 5,400,000
Accrued payment				11,100,000
Katmandu Ventures LLC [Member]
Subsequent Events [Line Items]
Term loan			7,221,000
Infinite Acquisitions [Member]
Subsequent Events [Line Items]
Acquisitions loaned			$ 500,000	6,800,000
Revolving credit arrangement				$ 10,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Term loan	$ 1,250,000
Interest rate	50.00%
Net proceeds	$ 10,000,000
Company owns						$ 1,500,000,000
Subsequent Event [Member] | PDP [Member]
Subsequent Events [Line Items]
Interest rate	50.00%
Transaction fee and expenses [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Company owns						$ 9,556,512,700
Forecast [Member]
Subsequent Events [Line Items]
Loan agreement		$ 1,300,000
Forecast [Member] | Qiddiya Investment Company [Member]
Subsequent Events [Line Items]
Investment					$ 12,000,000
Forecast [Member] | Falcon’s Creative Group [Member]
Subsequent Events [Line Items]
Investment					$ 30,000,000
Forecast [Member] | Katmandu Ventures LLC [Member]
Subsequent Events [Line Items]
Term loan		10.00%
Forecast [Member] | Universal Kat Holdings, LLC [Member]
Subsequent Events [Line Items]
Loan agreement		$ 7,200,000